ACCOUNTS RECEIVABLE (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Trade receivables	106.4	94.7	121.9
Less: allowance for doubtful accounts	(1.8)	(2.2)	0
Trade receivables, net	104.6	92.5	121.9
Sales taxes receivable	5.0	12.6	12.7
Other receivables	6.9	8.9	6.2
Accounts Receivable, Net, Current	116.5	114.0	140.8